Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	1,430	$ 701,014
Elbit Systems Ltd.	625	291,694
V2X, Inc. (A)	12,100	573,298
		1,566,006
Automobile Components - 1.2%
Gentex Corp.	10,300	272,126
Visteon Corp. (A)	6,150	683,573
		955,699
Banks - 16.7%
Atlantic Union Bankshares Corp.	38,500	1,220,450
Berkshire Hills Bancorp, Inc.	26,150	644,336
Columbia Banking System, Inc.	41,600	990,080
Community West Bancshares	5,450	104,913
Dime Community Bancshares, Inc.	27,900	773,109
Eastern Bankshares, Inc.	44,750	691,387
First Citizens BancShares, Inc., Class A	402	801,894
First Community Bankshares, Inc.	8,150	297,475
First Merchants Corp.	20,500	781,460
Hancock Whitney Corp.	2,600	155,272
OceanFirst Financial Corp.	26,150	438,797
Princeton Bancorp, Inc.	3,350	101,137
Provident Financial Services, Inc.	48,850	890,047
TrustCo Bank Corp.	30,350	1,018,546
UMB Financial Corp.	10,275	1,130,147
United Bankshares, Inc.	10,250	364,080
United Community Banks, Inc.	23,000	701,500
WaFd, Inc.	35,850	1,043,414
Webster Financial Corp.	25,250	1,455,662
		13,603,706
Biotechnology - 1.3%
Catalyst Pharmaceuticals, Inc. (A)	7,850	167,440
Exelixis, Inc. (A)	24,600	891,012
		1,058,452
Building Products - 3.0%
American Woodmark Corp. (A)	8,400	441,924
Gibraltar Industries, Inc. (A)	2,100	138,663
Hayward Holdings, Inc. (A)	32,300	496,774
Owens Corning	5,725	798,237
Quanex Building Products Corp.	31,000	603,880
		2,479,478
Capital Markets - 2.9%
Piper Sandler Cos.	4,000	1,261,280
Stifel Financial Corp.	9,425	1,075,581
		2,336,861
Chemicals - 0.6%
Huntsman Corp.	13,300	129,010
LSB Industries, Inc. (A)	46,250	357,513
		486,523
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.7%
HNI Corp.	10,200	$ 524,688
Tetra Tech, Inc.	1,300	47,762
		572,450
Communications Equipment - 0.3%
Harmonic, Inc. (A)	24,650	209,771
KVH Industries, Inc. (A)	1,000	5,290
Silicom Ltd. (A)	1,850	30,063
		245,124
Construction & Engineering - 4.8%
Comfort Systems USA, Inc.	1,335	938,905
EMCOR Group, Inc.	3,085	1,935,807
Granite Construction, Inc.	10,800	1,020,276
		3,894,988
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc., Class A	5,100	320,943
Village Super Market, Inc., Class A	6,650	228,760
		549,703
Containers & Packaging - 0.6%
Greif, Inc., Class A	7,300	463,039
Diversified Consumer Services - 1.2%
American Public Education, Inc. (A)	1,350	39,852
Stride, Inc. (A)	7,500	961,725
		1,001,577
Diversified REITs - 0.6%
Broadstone Net Lease, Inc.	28,100	456,344
Electric Utilities - 0.7%
Portland General Electric Co.	14,650	602,408
Electrical Equipment - 2.2%
Acuity, Inc.	525	163,459
LSI Industries, Inc.	61,250	1,120,875
Regal Rexnord Corp.	3,400	519,792
		1,804,126
Electronic Equipment, Instruments & Components - 3.7%
Coherent Corp. (A)	5,000	538,000
IPG Photonics Corp. (A)	2,100	157,269
Itron, Inc. (A)	2,925	364,280
OSI Systems, Inc. (A)	6,275	1,386,838
Vishay Intertechnology, Inc.	32,850	538,411
		2,984,798
Energy Equipment & Services - 1.9%
Helix Energy Solutions Group, Inc. (A)	66,150	392,269
Helmerich & Payne, Inc.	13,850	224,509
Noble Corp. PLC	14,000	375,340
Seadrill Ltd. (A)	10,850	316,386
Select Water Solutions, Inc.	24,500	235,935
		1,544,439
Entertainment - 1.9%
Madison Square Garden Entertainment Corp. (A)	17,700	668,883
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Sports Corp. (A)	2,850	$ 575,985
Sphere Entertainment Co. (A)(B)	6,300	271,215
		1,516,083
Food Products - 1.2%
Nomad Foods Ltd.	37,700	634,868
Smithfield Foods, Inc.	13,900	335,268
		970,136
Ground Transportation - 0.4%
U-Haul Holding Co.	6,250	325,000
Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	46,450	411,547
Inmode Ltd. (A)	26,250	358,575
Integra LifeSciences Holdings Corp. (A)	22,300	293,022
Omnicell, Inc. (A)	2,300	71,323
OraSure Technologies, Inc. (A)	30,100	95,718
QuidelOrtho Corp. (A)	3,750	86,325
		1,316,510
Health Care Providers & Services - 2.1%
AMN Healthcare Services, Inc. (A)	4,900	89,866
Cross Country Healthcare, Inc. (A)	8,400	112,980
Encompass Health Corp.	9,600	1,057,056
Enhabit, Inc. (A)	34,450	231,504
National HealthCare Corp.	2,450	235,273
		1,726,679
Health Care REITs - 2.4%
Community Healthcare Trust, Inc.	29,250	449,573
Healthpeak Properties, Inc.	36,000	609,840
Sabra Health Care, Inc.	49,250	887,977
		1,947,390
Hotel & Resort REITs - 1.2%
Apple Hospitality, Inc.	48,850	573,987
DiamondRock Hospitality Co.	39,600	305,712
Summit Hotel Properties, Inc.	18,900	98,658
		978,357
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.	13,750	125,262
Churchill Downs, Inc.	4,325	462,948
Golden Entertainment, Inc.	13,650	383,838
Lucky Strike Entertainment Corp., Class C (B)	13,400	132,660
		1,104,708
Household Durables - 2.1%
Helen of Troy Ltd. (A)	6,750	148,365
KB Home	11,100	613,386
La-Z-Boy, Inc.	11,400	410,058
PulteGroup, Inc.	2,325	262,539
Sonos, Inc. (A)	28,000	302,680
		1,737,028
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	7,500	401,325
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.6%
LXP Industrial Trust	66,500	$ 516,040
Insurance - 3.2%
Everest Group Ltd.	2,675	898,265
Old Republic International Corp.	22,250	804,782
Selective Insurance Group, Inc.	6,900	537,993
United Fire Group, Inc.	14,450	383,648
		2,624,688
IT Services - 0.5%
ASGN, Inc. (A)	7,750	388,585
Leisure Products - 0.9%
BRP, Inc. (B)	2,900	146,479
MasterCraft Boat Holdings, Inc. (A)	21,100	408,074
Polaris, Inc.	3,800	201,058
		755,611
Life Sciences Tools & Services - 0.4%
Azenta, Inc. (A)	7,400	241,980
Maravai LifeSciences Holdings, Inc., Class A (A)(B)	22,450	52,533
		294,513
Machinery - 3.3%
Columbus McKinnon Corp.	4,000	58,600
Douglas Dynamics, Inc.	6,800	194,480
Gencor Industries, Inc. (A)	14,600	212,868
Miller Industries, Inc.	7,900	321,925
Mueller Industries, Inc.	18,900	1,613,493
Oshkosh Corp.	2,000	253,060
		2,654,426
Media - 0.2%
Perion Network Ltd. (A)	12,450	134,709
Metals & Mining - 1.9%
Commercial Metals Co.	11,800	611,948
Kaiser Aluminum Corp.	6,300	487,053
Metallus, Inc. (A)	30,450	481,110
		1,580,111
Multi-Utilities - 1.7%
Northwestern Energy Group, Inc.	25,800	1,385,460
Office REITs - 0.3%
Piedmont Realty Trust, Inc., Class A	29,100	219,996
Oil, Gas & Consumable Fuels - 5.0%
Delek U.S. Holdings, Inc.	19,750	441,807
Gulfport Energy Corp. (A)	1,650	287,315
Magnolia Oil & Gas Corp., Class A	66,300	1,579,266
Ovintiv, Inc.	17,700	728,886
REX American Resources Corp. (A)	15,400	805,112
Teekay Tankers Ltd., Class A	5,600	237,160
		4,079,546
Pharmaceuticals - 3.7%
Amphastar Pharmaceuticals, Inc. (A)	9,250	193,788
Innoviva, Inc. (A)	43,300	786,761
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC (A)	8,475	$ 971,489
Perrigo Co. PLC	29,650	790,765
Supernus Pharmaceuticals, Inc. (A)	7,450	261,495
		3,004,298
Professional Services - 3.3%
FTI Consulting, Inc. (A)	675	112,286
Heidrick & Struggles International, Inc.	11,400	507,642
ICF International, Inc.	3,550	297,810
KBR, Inc.	16,000	747,840
Leidos Holdings, Inc.	3,600	574,740
Science Applications International Corp.	3,950	440,346
		2,680,664
Real Estate Management & Development - 0.6%
Newmark Group, Inc., Class A	34,500	523,365
Residential REITs - 0.3%
Centerspace	4,450	242,214
Retail REITs - 1.2%
Agree Realty Corp.	7,450	534,165
Kite Realty Group Trust	20,000	439,600
		973,765
Semiconductors & Semiconductor Equipment - 4.4%
Cohu, Inc. (A)	22,050	393,813
Kulicke & Soffa Industries, Inc.	3,750	122,850
Magnachip Semiconductor Corp. (A)	27,200	111,520
MKS, Inc.	5,250	499,695
Onto Innovation, Inc. (A)	3,150	298,463
Silicon Motion Technology Corp., ADR	13,500	1,033,290
Tower Semiconductor Ltd. (A)	16,150	738,861
Universal Display Corp.	2,650	382,660
		3,581,152
Software - 1.9%
Adeia, Inc.	51,100	661,745
Progress Software Corp.	18,350	882,268
		1,544,013
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A (A)	7,700	$ 739,354
Academy Sports & Outdoors, Inc.	4,600	233,634
American Eagle Outfitters, Inc.	21,100	227,880
Urban Outfitters, Inc. (A)	17,450	1,313,636
Williams-Sonoma, Inc.	3,475	649,999
		3,164,503
Textiles, Apparel & Luxury Goods - 1.5%
Steven Madden Ltd.	13,000	312,065
Tapestry, Inc.	8,100	875,043
		1,187,108
Total Common Stocks (Cost $79,618,323)		80,163,704
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (C)	135,977	135,977
Total Other Investment Company (Cost $135,977)		135,977

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $1,260,765 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $1,286,072.	$ 1,260,702	1,260,702
Total Repurchase Agreement (Cost $1,260,702)		1,260,702
Total Investments (Cost $81,015,002)		81,560,383
Net Other Assets (Liabilities) - (0.2)%		(167,022)
Net Assets - 100.0%		$ 81,393,361
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$80,163,704	$—	$—	$80,163,704
Other Investment Company	135,977	—	—	135,977
Repurchase Agreement	—	1,260,702	—	1,260,702
Total Investments	$80,299,681	$1,260,702	$—	$81,560,383
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $558,647, collateralized by cash collateral of $135,977 and non-cash collateral, such as U.S. government securities of $438,580. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds